Borrowings (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Borrowings Abstract
Schedule of borrowings by type and classification

		March 31,
	Term	2024	2025
Current
Secured
Vehicle loan	Less than 1 year	9,509	10,136
Bank overdraft and cash credit	Less than 1 year	-	57,134
Non convertible debentures	Less than 1 year	108,105	-
Sale bill discounting	Less than 1 year	405,901	457,850
Total		523,515	525,120

Non-Current
Vehicle loan	More than 1 year	23,884	20,744
Non Convertible Debentures	More than 1 year	90,793	-
Total		114,677	20,744

			Year of	March 31,
Particulars	Currency	Interest Rate	Maturity	2024	2025
Non Convertible Debentures	INR	14.25%	2025	198,898	-
Vehicle loan	INR	7%-11.25%	2025-2031	33,393	30,880
Sale bill discounting	INR	Floating rate*	On demand	405,901	457,850
Bank overdraft and cash credit	INR	Floating rate**	On demand	-	57,134
				638,192	545,864

*	3M MCLR + 0.20% to 0.50% spread

**	3M/ 12M MCLR + 0.20% to 1.00% spread

Schedule of material discrepancies between books of accounts in subsidiary and quarterly statements

Following are the material discrepancies between books of accounts in one of the step down subsidiary and quarterly statements submitted to banks, where borrowings have been availed based on security of current assets:

Quarter	Name of Bank	Particulars of Security Provided	Amount as per Books of Account	Amount as reported in the quarterly return / statement	Amount of Difference	Reason for material discrepancies
March 31, 2025	Axis bank	Trade Receivables	1,055,193	1,032,444	22,750	The discrepancy majorly is on account of the details being submitted on the basis of provisional books / financial statements. Adjustments pertaining to cut offs are done only on finalization of books of accounts / financial statements.”